Fair value measurements	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Fair value measurements	Fair value measurements
The following tables present the Company's recurring fair value measurements within the fair value hierarchy. The Company did not have non-recurring fair value measurements as at December 31, 2021 and December 31, 2020 (in thousands $).

Short-term investments

Dec. 31, 2021	Level 1	Level 2	Level 3	Total

Public equities and share purchase warrants	1,790	2,188	135	4,113
Private holdings	—	—	2,020	2,020
Total net recurring fair value measurements	1,790	2,188	2,155	6,133

Dec. 31, 2020	Level 1	Level 2	Level 3	Total

Public equities and share purchase warrants	5,101	1,379	271	6,751
Fixed income securities	—	731	—	731
Private holdings	—	—	1,993	1,993
Total net recurring fair value measurements	5,101	2,110	2,264	9,475

Co-investments

Dec. 31, 2021	Level 1	Level 2	Level 3	Total

Co-investments in funds	—	68,765	—	68,765
Total net recurring fair value measurements	—	68,765	—	68,765

Dec. 31, 2020	Level 1	Level 2	Level 3	Total

Co-investments in funds	—	76,026	6,441	82,467
Total net recurring fair value measurements	—	76,026	6,441	82,467
Other assets

Dec. 31, 2021	Level 1	Level 2	Level 3	Total

Digital gold strategies	—	—	7,060	7,060
Total net recurring fair value measurements	—	—	7,060	7,060

Dec. 31, 2020	Level 1	Level 2	Level 3	Total

Digital gold strategies	—	—	11,518	11,518
Total net recurring fair value measurements	—	—	11,518	11,518

The following tables provides a summary of changes in the fair value of Level 3 financial assets (in thousands $):
Short-term investments

	Changes in the fair value of Level 3 measurements - Dec. 31, 2021
	Dec. 31, 2020	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2021
Share purchase warrants	271	61	(3)	(194)	135
Private holdings	1,993	—	—	27	2,020
	2,264	61	(3)	(167)	2,155

	Changes in the fair value of Level 3 measurements - Dec. 31, 2020
	Dec. 31, 2019	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2020
Private holdings	1,864	—	(15)	144	1,993
Fixed income securities	766	(783)	—	17	—
Share purchase warrants	—	271	—	—	271
	2,630	(512)	(15)	161	2,264
Co-investments

	Changes in the fair value of Level 3 measurements - Dec. 31, 2021
	Dec. 31, 2020	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2021
Co-investments in funds	6,441	(6,441)	—	—	—
	6,441	(6,441)	—	—	—

	Changes in the fair value of Level 3 measurements - Dec. 31, 2020
	Dec. 31, 2019	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2020
Co-investments in funds	4,530	1,628	—	283	6,441
	4,530	1,628	—	283	6,441

Other assets

	Changes in the fair value of Level 3 measurements - Dec. 31, 2021
	Dec. 31, 2020	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2021
Digital gold strategies	11,518	100	(2,000)	(2,558)	7,060
	11,518	100	(2,000)	(2,558)	7,060

	Changes in the fair value of Level 3 measurements - Dec. 31, 2020
	Dec. 31, 2019	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2020
Digital gold strategies	18,913	500	—	(7,895)	11,518
	18,913	500	—	(7,895)	11,518

During the year ended December 31, 2021, the Company transferred public equities of $Nil (December 31, 2020 - $0.5 million) from Level 2 to Level 1 within the fair value hierarchy. For the year ended December 31, 2021, the Company purchased level 3 investments of $0.1 million (December 31, 2020 - $2.1 million) and sold level 3 investments of $2 million (December 31, 2020 - $Nil). Total proceeds from the sale were $6.5 million, with the $4.5 million gain recorded in gain (loss) on investments in the consolidated statements of operations and comprehensive income. For the year ended December 31, 2021, the Company transferred $Nil (December 31, 2020 - $Nil) from Level 3 to Level 1 within the fair value hierarchy. For the year ended December 31, 2021, the Company transferred $0.1 million (December 31, 2020 -$0.3 million) from level 2 to level 3 due to the impact of volatility of the underlying security on the fair value of share purchase warrants. For the year ended December 31, 2021, the Company transferred $6.5 million (December 31, 2020 - $0.8 million) from Level 3 to Level 2 within the fair value hierarchy.
The following table presents the valuation techniques used by the Company in measuring fair values:

Type	Valuation technique
Public equities and share purchase warrants	Fair values are determined using pricing models which incorporate all available market-observable inputs.
Alternative funds and private equity funds	Fair values are based on the last available net asset value.
Fixed income securities	Fair values are based on independent market data providers or third-party broker quotes.
Private holdings (including digital gold strategies)	Fair values based on variety of valuation techniques, including discounted cash flows, comparable recent transactions and other techniques used by market participants.

The Company’s Level 3 securities consist of private holdings, private equity funds, share purchase warrants and fixed income securities of private companies. The significant unobservable inputs used in these valuation techniques can vary considerably over time, and include grey market financing prices, volatility, discount rates and extraction recovery rates of mining projects. A significant change in any of these inputs in isolation would result in a material impact in fair value measurement. The potential impact of a 5% change in the significant unobservable inputs on profit or loss would be approximately $0.5 million (December 31, 2020 - $1 million).

Financial instruments not carried at fair value
The carrying amounts of fees receivable, other assets, accounts payable and accrued liabilities and compensation payable